Consolidated Cash Flow Statements - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Net profit/(loss) for the period	€ (240,415)	€ (232,346)
Reversal of finance income	(14,395)	(80,374)
Reversal of finance expenses	58,553	18,652
Reversal of (gain)/loss on disposal of property, plant and equipment	(91)	21
Reversal of income taxes (expenses)	2,737	868
Adjustments for non-cash items:
Non-cash consideration relating to revenue	(25,639)	(1,203)
Share of profit/(loss) of associates	11,118	8,677
Share-based payment	43,327	33,568
Depreciation	8,632	8,969
Amortization	233	222
Changes in working capital:
Inventories	(42,268)	(37,246)
Receivables	(22,747)	(10,715)
Prepayments	1,867	(12,779)
Contract liabilities (deferred income)	(840)	(9,118)
Trade payables, accrued expenses and other payables	(10,571)	9,316
Increase/(decrease) in provisions	72,276	3,625
Cash flows generated from/(used in) operations	(158,223)	(299,863)
Finance income received	6,265	8,403
Finance expenses paid	(7,714)	(7,746)
Income taxes received/(paid)	(3,218)	(966)
Cash flows from/(used in) operating activities	(162,890)	(300,172)
Investing activities
Acquisition of property, plant and equipment	(541)	(1,529)
Proceeds from disposal of property, plant and equipment	950
Settlement of marketable securities	7,354	259,132
Cash flows from/(used in) investing activities	7,763	257,603
Financing activities
Repayment of borrowings	(5,606)	(5,085)
Proceeds from exercise of warrants	21,574	2,074
Cash flows from/(used in) financing activities	15,968	(3,011)
Increase/(decrease) in cash and cash equivalents	(139,159)	(45,580)
Cash and cash equivalents at January 1	392,164	444,767
Effect of exchange rate changes on balances held in foreign currencies	5,691	(4,965)
Bank deposits	258,696	394,222
Cash and cash equivalents at June 30	€ 258,696	€ 394,222